PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

May 31, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)

CIK No. 0001112996

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6 and Class Y shares, as applicable, of Invesco Oppenheimer Capital Appreciation Fund, Invesco Oppenheimer Discovery Fund, Invesco Oppenheimer Equity Income Fund, Invesco Oppenheimer Real Estate Fund, Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund, Invesco Oppenheimer Senior Floating Rate Fund, Invesco Oppenheimer Senior Floating Rate Plus Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Oppenheimer Master Loan Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 115 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 115 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on May 23, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel

cc:	Jaea Hahn